Interests in associates (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2010
Interests in associates
Equity investments	€ 663,652	€ 620,831
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Ownership interest in %	45.00%	45.00%	45.00%
Equity investments	€ 632,026	€ 580,973
Other associates
Interests in associates
Equity investments	€ 31,626	€ 39,858